Financial Risks - Summary of Sensitivity Analysis of Contractual Service Margin, Net Income and Shareholders' Equity to Equity Markets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity 10% increase [member] | Financial instruments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	€ (8)	€ (5)
Shareholders' equity	(6)	(13)
Equity 10% increase [member] | Insurance and reinsurance assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	(28)	(271)
Shareholders' equity	(30)	(265)
Equity 10% increase [member] | Insurance and reinsurance liabilities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
CSM	363	310
Net result	154	422
Shareholders' equity	160	397
Equity 10% decrease [member] | Financial instruments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	8	4
Shareholders' equity	1	11
Equity 10% decrease [member] | Insurance and reinsurance assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	7	229
Shareholders' equity	7	225
Equity 10% decrease [member] | Insurance and reinsurance liabilities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
CSM	(331)	(316)
Net result	(169)	(465)
Shareholders' equity	(178)	(431)
Equity 25% increase [member] | Financial instruments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	(24)	(31)
Shareholders' equity	(15)	(50)
Equity 25% increase [member] | Insurance and reinsurance assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	(95)	(737)
Shareholders' equity	(99)	(721)
Equity 25% increase [member] | Insurance and reinsurance liabilities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
CSM	916	775
Net result	398	1,035
Shareholders' equity	413	989
Equity 25% decrease [member] | Financial instruments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	24	35
Shareholders' equity	9	53
Equity 25% decrease [member] | Insurance and reinsurance assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	326	965
Shareholders' equity	340	945
Equity 25% decrease [member] | Insurance and reinsurance liabilities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
CSM	(847)	(804)
Net result	(770)	(1,499)
Shareholders' equity	€ (807)	€ (1,434)